Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Plastec Technologies, Ltd.
Entity Central Index Key	0001433309
Amendment Description	POST-EFFECTIVE AMENDMENT NO. 17
Amendment Flag	true